OTHER FINANCIAL DATA - RESTRICTED CASH (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Presentation Of Restricted Cash [Line Items]
Restricted cash	$ 11,000,000	$ 24,000,000
Restricted Cash and Cash Equivalents, Noncurrent	29,000,000	25,000,000
Restricted cash, current and noncurrent	40,000,000	49,000,000
Restricted Cash, Construction Financing [Member] | Sempra Mexico Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash		12,000,000
Restricted Cash and Cash Equivalents, Noncurrent	18,000,000
Restricted Cash, Construction Financing [Member] | Sempra Renewables Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	3,000,000	6,000,000
San Diego Gas and Electric Company [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	8,000,000	6,000,000
Restricted Cash and Cash Equivalents, Noncurrent	11,000,000	25,000,000
San Diego Gas and Electric Company [Member] | Restricted Cash, Operating Requirements [Member] | S D G E Segment [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	8,000,000	6,000,000
Restricted Cash and Cash Equivalents, Noncurrent	11,000,000	25,000,000
Restricted cash, current and noncurrent	$ 19,000,000	$ 31,000,000